SHARE-BASED PAYMENTS 1 (Detail)	12 Months Ended
	Dec. 31, 2020 yr $ / shares	Dec. 31, 2019 yr $ / shares	Dec. 31, 2018 yr $ / shares
Share Incentive Plan 2016 [Member]
Suboptimal exercise factor | yr		2.80	2.80
Share Incentive Plan 2017 [Member]
Risk-free interest rate		3.29%
Expected volatility range		54.80%
Suboptimal exercise factor | yr	2.80	2.80
Fair value per ordinary share as at valuation date		$ 4.94
Share Incentive Plan 2020 [Member]
Suboptimal exercise factor | yr	2.80
Minimum [Member] | Share Incentive Plan 2016 [Member]
Risk-free interest rate		2.41%	3.51%
Expected volatility range		53.70%	49.90%
Fair value per ordinary share as at valuation date		$ 4.11	$ 5.28
Minimum [Member] | Share Incentive Plan 2017 [Member]
Risk-free interest rate	1.65%
Expected volatility range	55.10%
Fair value per ordinary share as at valuation date	$ 1.99
Minimum [Member] | Share Incentive Plan 2020 [Member]
Risk-free interest rate	1.69%
Expected volatility range	55.10%
Fair value per ordinary share as at valuation date	$ 2.52
Maximum [Member] | Share Incentive Plan 2016 [Member]
Risk-free interest rate		3.34%	3.82%
Expected volatility range		55.20%	53.60%
Fair value per ordinary share as at valuation date		$ 5.37	$ 7.06
Maximum [Member] | Share Incentive Plan 2017 [Member]
Risk-free interest rate	1.69%
Expected volatility range	55.80%
Fair value per ordinary share as at valuation date	$ 2.69
Maximum [Member] | Share Incentive Plan 2020 [Member]
Risk-free interest rate	1.86%
Expected volatility range	55.80%
Fair value per ordinary share as at valuation date	$ 2.69